Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Schedule of tax expense (benefit)
	Years Ended December 31,
	2013	2014	2015
	$	$	$

Current Tax	3,612,357	7,558,626	16,465,368
Deferred Tax	(409,477)	(1,941,283)	(5,801,984)

Total	3,202,880	5,617,343	10,663,384

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2013	2014	2015
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	0.11%	1.83%	3.71%
Uncertain tax position impact	0.74%	0.46%	0.24%
Different tax rate of subsidiary operation in other jurisdiction	—	0.56%	0.27%
Effective income tax rate	25.85%	27.85%	29.22%

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	2013	2014	2015
	$	$	$
Deferred tax assets:
Deferred revenue	304,522	2,038,708	6,510,660
Accrued expenses	398,470	569,311	293,896
Discount of investment	117,315	91,948	49,479
Tax loss carry forward	19,329	197,038	1,420,631
Investment-in-affiliate impairment	33,298	33,178	—
Impairment for a held-to-maturity investment	—	32,685	153,998
Exchange gain	—	3,988	109,429

Gross deferred tax assets	872,934	2,966,856	8,538,093
Valuation allowance	—	—	—

Net deferred tax assets	872,934	2,966,856	8,538,093

Analysis as:
Current	787,842	2,845,459	7,294,780
Non-current	85,092	121,397	1,243,313

Deferred tax liabilities:
Amortization of intangible assets	—	—	2,108,005
Unrealized investment income	82,777	250,347	207,688

Total deferred tax liabilities	82,777	250,347	2,315,693

Analysis as:
Current	82,777	250,347	207,688
Non-current	—	—	2,108,005

Schedule of reconciliation of the beginning and ending amounts of uncertain tax position

$
Uncertain tax position—January 1, 2013	584,292
Gross increases—accrued interest in current period	91,511
Exchange rate translation	19,489

Uncertain tax position—December 31, 2013	695,292
Gross increases—accrued interest in current period	92,591
Exchange rate translation	(2,511)

Uncertain tax position—December 31, 2014	785,372

Gross increases—accrued interest in current period	87,249
Exchange rate translation	(45,306)

Uncertain tax position—December 31, 2015	827,315